Long-term Debt and Interest Rate Swap - UBS First and Second Lien (Details) - Vencore			3 Months Ended		12 Months Ended
	Jun. 17, 2016 USD ($) yr payment_installment	Jun. 09, 2015 USD ($)	Mar. 30, 2018 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	May 23, 2014 USD ($)
Debt Instrument [Line Items]
Payments of dividends					$ 183,000,000
UBS First Lien
Debt Instrument [Line Items]
Number of periodic payment | payment_installment	6
Frequency of periodic payment	quarterly
Periodic payment amount	$ 1,400,000
UBS First Lien | Eurodollar
Debt Instrument [Line Items]
Interest rate floor	1.00%
Basis spread on variable rate	4.75%
UBS Second Lien | Eurodollar
Debt Instrument [Line Items]
Interest rate floor	1.00%
Basis spread on variable rate	8.75%
Secured debt
Debt Instrument [Line Items]
Payment of extinguishment cost					21,400,000
Debt extinguishment costs					4,800,000
Deferred financing costs					900,000
Unamortized loan discount					$ 15,700,000
Maximum leverage ratio as a percentage of credit facility commitments					30.00%
Required consolidated net leverage ratio			6.50			6.50
Secured debt | UBS First Lien
Debt Instrument [Line Items]
Principal amount	$ 181,900,000.0
Total debt	$ 550,800,000
Proceeds from issuance of long‑term debt		$ 9,600,000
Percentage of net cash proceeds from issued indebtedness	100.00%
Excess cash flow payment due period | yr	5
Current portion of long-term debt			$ 12,600,000
Quarterly principal payments			1,450,000
Excess cash flow payable			6,800,000		$ 0
Secured debt | UBS Second Lien
Debt Instrument [Line Items]
Total debt	$ 129,200,000							$ 115,000,000
Percentage of net cash proceeds from issued indebtedness	100.00%
Revolving Credit Facility | UBS First Lien
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000.0
Commitment fee as percentage	0.375%
Letter of Credit | UBS First Lien
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 10,000,000.0
Amount of letters of credit outstanding			$ 100,000			$ 200,000
Delayed Draw Term Loan | UBS First Lien
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 25,000,000.0	$ 50,000,000.0
Repayments of delayed draw		$ 25,000,000
QNA SSG | Financial Performance
Debt Instrument [Line Items]
Payment of contingent consideration				$ 9,600,000